Other Operating Income and Expense - Operating Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Comprehensive income [abstract]
Insurance claims	$ 1,316	$ 761	$ 1,203
Reversal of provisions	0	36	0
Other income	337	280	262
Total	$ 1,653	$ 1,077	$ 1,465